Related Party Transactions and Direction and Coordination Activity - Summary of Separate Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Revenue	€ 19,828.0	€ 19,025.0	€ 19,719.0
Other income	523.0	311.0	287.0
Acquisition of goods and services	8,388.0	7,793.0	8,532.0
Employee benefits expenses	3,626.0	3,106.0	3,589.0
Other operating expenses	572.0	522.0	610.0
Other operating expenses	1,208.0	1,083.0	1,491.0
Other income (expenses) from investments	(18.0)	7.0	10.0
Finance income	1,808.0	2,543.0	2,760.0
Finance expenses	3,303.0	3,450.0	5,281.0
Profit (loss) from Discontinued operations/Non-current assets held for sale		47.0	611.0
Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Revenue	3.0	10.0	6.0
Other income	(4.0)
Acquisition of goods and services	22.0	21.0	39.0
Finance expenses	€ 11.0		5.0
Type of contract	Write-down of the financial receivable due from Alfiere. Interest expenses for equipment lease and finance leases with Teleleasing S.p.A.
Income Statement [member] | Other minor companies [member]
Disclosure of transactions between related parties [Line Items]
Revenue		1.0	1.0
Other income [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Type of contract	Contributions governed by partnership agreements and penalties with respect to the Italtel group.
Employee benefits expenses [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Generali group insurance related to the work of personnel
Other operating expenses [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Expenses for penalties and contractual breaches towards the Intesa Sanpaolo group
Other income (expenses) from investments [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Loss related to the sale of Teleleasing S.p.A. to the Mediobanca group
Generali group [member] | Revenues [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Supply of telephone and data transmission services, peripheral data networks, connections, storage and telecommunications products and services
Generali group [member] | Other income [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Generali group damage compensation
Generali group [member] | Acquisition of goods and services [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Insurance premiums and property leases
Intesa Sanpaolo group [member] | Revenues [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Telephone services, MPLS data and international network, ICT services and Microsoft licenses, Internet connectivity and high-speed connections
Intesa Sanpaolo group [member] | Acquisition of goods and services [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Factoring fees, fees for smart card top-ups/activation and commissions for payment of telephone bills by direct debit and collections via credit cards
Intesa Sanpaolo group [member] | Finance income [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Bank accounts, deposits and hedging derivatives
Intesa Sanpaolo group [member] | Finance expenses [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Term Loan Facility, Revolving Credit Facility, hedging derivatives, loans and bank accounts.
Mediobanca group [member] | Revenues [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Telephone services, sale of equipment, outsourced data network services, Internet accesses and software licenses.
Mediobanca group [member] | Acquisition of goods and services [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Credit recovery activities
Mediobanca group [member] | Finance income [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Bank accounts, deposits and hedging derivatives
Mediobanca group [member] | Finance expenses [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Term Loan Facility, Revolving Credit Facility and hedging derivatives
RCS MediaGroup group [member] | Revenues [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Fixed-line telephony service
RCS MediaGroup group [member] | Acquisition of goods and services [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Provision of content and digital publishing services and fees for telephone top-up services
Telefonica group [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Acquisition of transmission capacity with the Telefónica group
Telefonica group [member] | Revenues [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Interconnection services, roaming, broadband access fees, supply of "IRU" transmission capacity and software
Telefonica group [member] | Acquisition of goods and services [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Interconnection and roaming services, site sharing, co-billingagreements, broadband line sharing and unbundling
Telefonica group [member] | Finance income [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Finance leases
Telefonica group [member] | Finance expenses [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Loss on sale of securities held in portfolio
CartaSi group [member] | Acquisition of goods and services [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Commissions on collections and top-up services for prepaid mobile users.
Havas group [member] | Acquisition of goods and services [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Purchase of media space on behalf of the TIM Group and, to a lesser extent, study and implementation of advertising campaigns
Vivendi group [member]
Disclosure of transactions between related parties [Line Items]
Revenue		46.0
Finance income		862.1
Vivendi group [member] | Acquisition of goods and services [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Purchase of musical and television digital content (TIMmusic and TIMvision) and supply of D&P cloud-based games (TIMgames).
Other related parties [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 115.0	355.0	605.0
Acquisition of goods and services	170.0	231.0	323.0
Finance costs	38.0	114.0	92.0
Other related parties [member] | Income Statement [member] | Other minor companies [member]
Disclosure of transactions between related parties [Line Items]
Revenue	1.0
Acquisition of goods and services		1.0	1.0
Other related parties [member] | Employee benefits expenses [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Employee benefits expenses	1.0	2.0	15.0
Other related parties [member] | Other operating expenses [Member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Other operating expenses		1.0	1.0
Other related parties [member] | Finance income [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Other income (expenses) from investments			(4.0)
Other related parties [member] | Other minor companies [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Other income	4.0	1.0	1.0
Other related parties [member] | Generali group [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Revenue	12.0	47.0	109.0
Acquisition of goods and services	7.0	21.0	25.0
Other related parties [member] | Intesa Sanpaolo group [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Revenue	31.0	64.0	68.0
Acquisition of goods and services	5.0	11.0	11.0
Finance costs	23.0	87.0	68.0
Other related parties [member] | Intesa Sanpaolo group [member] | Finance income [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Finance income	27.0	83.0	96.0
Other related parties [member] | Mediobanca group [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Revenue	4.0	7.0	6.0
Acquisition of goods and services	1.0	1.0	1.0
Finance costs	15.0	26.0	24.0
Other related parties [member] | Mediobanca group [member] | Finance income [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Finance income	15.0	18.0	18.0
Other related parties [member] | RCS MediaGroup group [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Revenue		2.0	1.0
Acquisition of goods and services		1.0
Other related parties [member] | Telefonica group [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Revenue	67.0	235.0	421.0
Acquisition of goods and services	57.0	188.0	279.0
Finance costs		1.0
Finance income	3.0	7.0	9.0
Other related parties [member] | CartaSi group [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of goods and services			5.0
Other related parties [member] | Havas group [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of goods and services	91.0
Other related parties [member] | Vivendi group [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of goods and services	9.0	8.0	1.0
Related parties [member]
Disclosure of transactions between related parties [Line Items]
Revenue	118.0
Other income	8.0
Acquisition of goods and services	192.0
Employee benefits expenses	112.0
Finance income	45.0
Finance expenses	49.0
Asscom S.r.l. [Member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 1.0	1.0
Type of contract	Insurance brokerage
Italtel group [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Purchases of telecommunications equipment
Italtel group [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 1.0	7.0	1.0
Acquisition of goods and services	€ 17.0	16.0	37.0
Type of contract	Provision of equipment rental, fixed and mobile telephone and outsourced communication services
NordCom S.p.A. [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 1.0	1.0	1.0
Acquisition of goods and services		1.0	1.0
Type of contract	Fixed and mobile voice services, data network connections and outsourced, I.C.T. products and services
Teleleasing S.p.A. (in liquidation) [Member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Revenue			3.0
Acquisition of goods and services			1.0
Type of contract	Sale of equipment and maintenance services
Italtel Group [Member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Type of contract	Supply and maintenance of switching equipment, software development and platforms upgrading, and customized products and services, as part of TIM offerings to the Italtel group customers, and extension of professional services for the new Multimedia Video Data Center for the provision of the TIM Vision service
NordCom S.p.A. [Member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Type of contract	Supply and development of IT solutions, provision of customized services as part of TIM offerings to end customers, and rental expense for base transceiver station housing
Teleleasing S.p.A. (in liquidation) [Member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Type of contract	Purchase of goods assigned under leasing arrangements with TIM customers
W.A.Y. S.r.l. [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of goods and services	€ 4.0	4.0
Type of contract	Supply and installation of geolocation equipment and provision of related technical support services within the TIM customer offering
Other minor companies [member] | Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of goods and services	€ 1.0
Discontinued Operations [member]
Disclosure of transactions between related parties [Line Items]
Revenues, Transactions of Discontinued Operations		(23.0)	(187.0)
Acquisition of goods and services, Transactions of Discontinued Operations		€ (14.0)	(111.0)
Employee benefits expenses, Transactions of Discontinued Operations			€ (12.0)
Revenues	0.60%	1.80%	2.20%
Other income	1.50%	0.30%	0.30%
Acquisition of goods and services	2.30%	3.10%	2.90%
Employee benefits expenses	3.10%	3.90%	2.90%
Other operating expenses		0.10%
Other operating expenses, percentage			0.10%
Finance income	2.50%	4.20%	4.50%
Finance expenses	1.50%	3.30%	1.80%
Discontinued Operations [member] | Related parties [member]
Disclosure of transactions between related parties [Line Items]
Revenue		€ 342.0	€ 424.0
Other income		1.0	1.0
Acquisition of goods and services		238.0	251.0
Employee benefits expenses		121.0	103.0
Other operating expenses		1.0	1.0
Finance income		108.0	123.0
Finance expenses		114.0	97.0
Continuing operations [member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 19,828.0	19,025.0	19,719.0
Other income	523.0	311.0	287.0
Acquisition of goods and services	8,388.0	7,793.0	8,532.0
Employee benefits expenses	3,626.0	3,106.0	3,589.0
Other operating expenses		1,083.0	1,491.0
Finance income	1,808.0	2,543.0	2,760.0
Finance expenses	3,303.0	3,450.0	5,281.0
Profit (loss) from Discontinued operations/Non-current assets held for sale		47.0	611.0
Continuing operations [member] | Associates, subsidiaries of associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Revenue	3.0	10.0	6.0
Other income	4.0
Acquisition of goods and services	22.0	21.0	39.0
Finance expenses	11.0		5.0
Profit (loss) from Discontinued operations/Non-current assets held for sale		(1.0)	(13.0)
Continuing operations [member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Revenue	115.0	355.0	605.0
Other income	4.0	1.0	1.0
Acquisition of goods and services	170.0	231.0	323.0
Employee benefits expenses	1.0	2.0	15.0
Other operating expenses		1.0	1.0
Finance income	45.0	108.0	123.0
Finance expenses	38.0	114.0	92.0
Profit (loss) from Discontinued operations/Non-current assets held for sale		10.0	77.0
Continuing operations [member] | Pension funds [member]
Disclosure of transactions between related parties [Line Items]
Employee benefits expenses	74.0	83.0	86.0
Continuing operations [member] | Key managers [member]
Disclosure of transactions between related parties [Line Items]
Employee benefits expenses	€ 37.0	36.0	14.0
Continuing operations [member] | Related parties [member]
Disclosure of transactions between related parties [Line Items]
Revenue		365.0	611.0
Other income		1.0	1.0
Acquisition of goods and services		252.0	362.0
Employee benefits expenses		121.0	115.0
Other operating expenses		1.0	1.0
Finance income		108.0	123.0
Finance expenses		114.0	97.0
Profit (loss) from Discontinued operations/Non-current assets held for sale		€ 9.0	€ 64.0